Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended							12 Months Ended			15 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2010
Interest income	$ 158,975	$ 161,531	$ 158,539	$ 165,590	$ 165,485	$ 167,371	$ 165,034				$ 165,670
Interest expense	54,457	55,399	56,984	60,856	65,116	68,086	67,994	227,696	269,101	318,627	67,905
Net interest income	104,518	106,132	101,555	104,734	100,369	99,285	97,040	644,635	663,560	691,774	97,765
Provision for loan losses	15,354	21,000	30,750	26,000	26,000	20,736	63,423	93,104	179,909	193,000	69,750
Other operating income (REO expense)	(6,962)	(3,894)	2,866	(6,127)
Other operating income (REO expense)					(20,105)	(25,877)	74,419	17,786	20,563	19,009	11,518
Other operating expense	34,285	34,174	33,321	34,279	31,665	32,877	39,961	29,496	28,830	25,105	26,977
Total Income	47,917	47,064	40,350	38,328	22,599	19,795	68,075	173,659	123,025	75,742	12,556
Income taxes	17,251	16,943	14,526	13,798	6,636	7,127	(14,036)	62,518	4,372	27,570	4,645
Net income	$ 30,666	$ 30,121	$ 25,824	$ 24,530	$ 15,963	$ 12,668	$ 82,111	$ 111,141	$ 118,653	$ 48,172	$ 7,911
Basic earnings per share	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 0.14	$ 0.11	$ 0.73	$ 1.00	$ 1.06	$ 0.46	$ 0.08
Diluted earnings per share	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 0.14	$ 0.11	$ 0.73	$ 1.00	$ 1.05	$ 0.46	$ 0.07
Cash dividends per share	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.24	$ 0.20	$ 0.20	$ 0.05
Return of average assets	0.91%	0.90%	0.77%	0.73%	0.47%	0.37%	2.44%				0.25%